Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000247942 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247942 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247942 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247942 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247942 [Member] | JDE Peets N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247942 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247942 [Member] | Heineken Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247942 [Member] | International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247942 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247942 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247942 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247942 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000247942 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000247942 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000247942 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000247942 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000247942 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000247942 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247942 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000247942 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000247942 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247942 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247942 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000247942 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254998 [Member] | U S Treasury Note 3 750 1 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000254998 [Member] | U S Treasury Note 3 500 2 28 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000254998 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254998 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000254998 [Member] | U S Treasury Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%